Credit impairment charges/(releases) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of credit impairment charges/ (releases)

	2025			2024			2023

	Impairment charges / (releases)	Recoveries and reimburse- ments[1]	Total[2,3]	Impairment charges / (releases)	Recoveries and reimburse- ments[1]	Total[2]	Impairment charges / (releases)	Recoveries and reimburse- ments[1]	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances at amortised cost[4]	1,992	(131)	1,861	1,687	(42)	1,645	1,656	(41)	1,615
Off-balance sheet loan commitments and financial guarantee contracts	(1)	—	(1)	(34)	—	(34)	(37)	—	(37)
Total	1,991	(131)	1,860	1,653	(42)	1,611	1,619	(41)	1,578
Cash collateral and settlement balances	1	—	1	(3)	—	(3)	4	—	4
Financial instruments at fair value through other comprehensive income	(3)	—	(3)	1	—	1	(2)	—	(2)
Reverse repurchase agreements and other similar secured lending at amortised cost	5	—	5	8	—	8	—	—	—
Other financial assets measured at amortised cost	3	—	3	—	—	—	(2)	—	(2)
Credit impairment charges /(releases)	1,997	(131)	1,866	1,659	(42)	1,617	1,619	(41)	1,578
Notes
1Recoveries and reimbursements include £80m (2024: £11m, 2023: £24m) for reimbursements where the Barclays Bank Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts of £51m (2024: £31m, 2023: £17m).
2. Includes net impairment charge on co-branded card portfolio of £176m (2024:160m) within USCB classified as held for sale.
3  Includes net impairment charge of £101m related to the acquisition of GM portfolio.
4Includes Debt securities at amortised cost.